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Invesco S&P 500 Equal Weight Energy ETF
Summary Information
Investment Objective
The Invesco S&P 500® Equal Weight Energy ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Energy Plus Index (the “Underlying Index”).
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Invesco S&P 500 Equal Weight Energy ETF Invesco S&P 500 Equal Weight Energy ETF
Management Fees	0.40%
Other Expenses	none
Total Annual Fund Operating Expenses	0.40%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Invesco S&P 500 Equal Weight Energy ETF | Invesco S&P 500 Equal Weight Energy ETF | USD ($)	41	128	224	505

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in securities that comprise the Underlying Index.
Strictly in accordance with its guidelines and mandated procedures, S&P Dow Jones Indices LLC (“S&P DJI” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is composed of all of the components of the S&P 500® Energy Index (the “Parent Index”). The Parent Index is designed to measure the performance of common stocks of all companies included in the S&P 500® Index that are classified as members of the energy sector, as defined according to the Global Industry Classification Standard (“GICS®”), with a 22 company minimum count at each quarterly rebalance. The energy sector includes companies engaged in the exploration and production, refining and marketing, and storage and transportation of oil and gas and coal and consumable fuels, as well as companies that offer oil and gas equipment and services. All companies included in the Parent Index and the Underlying Index are domiciled in the United States and trade on U.S. exchanges.
The Underlying Index is an equal-weighted version of the Parent Index. “Equal weighting” means that, unlike the Parent Index, which employs a float-adjusted market capitalization weighted methodology, the Underlying Index assigns each component security the same weight at each quarterly rebalance.
In the event there are fewer than 22 companies eligible for inclusion in the Underlying Index at a quarterly rebalance, the Underlying Index will be supplemented with the largest energy companies in the S&P MidCap 400® Index based on float-adjusted market capitalization until the 22 company minimum is reached. If intra-quarter additions result in the Underlying Index reaching the required minimum count, the supplementary companies will remain in the Underlying Index until the next quarterly rebalance at which point they will be reviewed.
As of June 30, 2023, the Underlying Index was comprised of 23 constituents with market capitalizations ranging from $10.5 billion to $433.6 billion.
Although the Fund generally seeks to employ a “full replication” methodology in seeking to track the Underlying Index (meaning that the Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index), the Fund at times may employ a “sampling” methodology, which may include, after investing at least 90% of its total assets in the components of the Underlying Index, investing a portion of its assets in other investment companies, including exchange-traded funds. Such investment companies may be affiliated with the Fund and will seek to invest in securities of companies in the energy sector.
Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of April 30, 2023, the Fund had significant exposure to the energy sector. The Fund’s portfolio holdings, and the extent to which it concentrates its investments, are likely to change over time.

Principal Risks of Investing in the Fund
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance  and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
The Fund is the successor to the investment performance of the Guggenheim S&P 500® Equal Weight Energy ETF (the “Predecessor Fund”) as a result of the reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on April 6, 2018. Accordingly, the performance information shown below for periods ending on or prior to April 6, 2018 is that of the Predecessor Fund.
Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

	Period Ended	Returns
Year-to-date	June 30, 2023	-4.42%
Best Quarter	March 31, 2022	41.77%
Worst Quarter	March 31, 2020	-57.63%

Average Annual Total Returns (for the periods ended December 31, 2022)
Average Annual Returns - Invesco S&P 500 Equal Weight Energy ETF		1 Year	5 Years	10 Years	Inception Date
Invesco S&P 500 Equal Weight Energy ETF		57.82%	7.59%	3.61%	Nov. 01, 2006
After Taxes on Distributions | Invesco S&P 500 Equal Weight Energy ETF		56.44%	6.85%	2.85%
After Taxes on Distributions and Sale of Fund Shares | Invesco S&P 500 Equal Weight Energy ETF		35.05%	5.72%	2.49%
S&P 500® Equal Weight Energy Plus Index (reflects no deduction for fees, expenses or taxes)	[1]	58.38%
Custom Invesco S&P 500® Equal Weight Energy ETF Benchmark (reflects no deduction for fees, expenses or taxes)	[2]	58.42%	7.98%	3.97%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		(18.11%)	9.42%	12.56%
S&P 500® Energy Index (reflects no deduction for fees, expenses or taxes)		65.72%	9.25%	5.97%
[1]	Prior to its commencement date of November 15, 2021, performance for the Underlying Index is not available.
[2]	The “Custom Invesco S&P 500® Equal Weight Energy ETF Benchmark” reflects the performance of the S&P 500 Equal Weight Energy Index, the former underlying index, prior to March 19, 2022, and the Underlying Index thereafter.

After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.